RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Expenditures incurred on behalf of the company	$ 334,025	$ 15,448
Amounts payable and accrued liabilities to related parties	$ 52,532	29,855
Number of shares held	89,240
Purchase of exploration equipment	$ 11,000
P2 Gold Inc
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of services under CFO shared-services agreement	50,762	$ 53,024
URZ3 Energy Corp.
RELATED PARTY TRANSACTIONS AND BALANCES
Purchase of exploration equipment	$ 11,000